AerCap Transaction (Details 6) (USD $)	Dec. 31, 2014	May 13, 2014	Dec. 31, 2013	May 14, 2014
AerCap transaction
Deferred income tax liability	$ 186,861,000
Predecessor
AerCap transaction
Deferred income tax liability		4,100,000,000	3,854,452,000
ILFC | Prior to Reorganization
AerCap transaction
Net deferred tax liability				$ 23,300,000